UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-07171

Name of Fund:	BlackRock Advantage Global Fund, Inc.

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Advantage Global Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2022

Date of reporting period: 12/31/2021

Item 1 – Reports to Stockholders

(a) The Report to Shareholders is attached herewith.

DECEMBER 31, 2021

2021 Semi-Annual Report (Unaudited)

BlackRock Advantage Global Fund, Inc.

BlackRock EuroFund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of December 31, 2021 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. Continued growth meant that the U.S. economy regained and then surpassed its pre-pandemic output. However, a rapid rebound in consumer spending pushed up against supply constraints and led to elevated inflation.

Equity prices rose with the broader economy, as the implementation of mass vaccination campaigns and passage of an additional fiscal stimulus package and infrastructure bill further boosted stocks. In the United States, both large- and small-capitalization stocks posted a strong advance, and many equity indices neared or surpassed all-time highs late in the reporting period. International equities from developed markets also gained, although emerging market stocks declined, pressured by a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, outpacing investment-grade corporate bonds, which declined.

The Fed maintained accommodative monetary policy during the reporting period by maintaining near-zero interest rates and by asserting that inflation could exceed its 2% target for a sustained period without triggering a rate increase. However, the Fed’s tone shifted late in the year, as it reduced its bond-buying program and used its market guidance to raise the prospect of higher rates in 2022.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the Delta and Omicron variants of the coronavirus remain a threat, particularly in emerging markets. While we expect inflation to abate somewhat as supply bottlenecks are resolved, we anticipate that inflation will remain higher than the pre-COVID norm. The Fed is poised to raise interest rates next year in response, but the Fed’s policy shift means that tightening is likely to be less aggressive than what we’ve seen in previous cycles.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed-market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	11.67%	28.71%

U.S. small cap equities (Russell 2000® Index)	(2.31)	14.82

International equities (MSCI Europe, Australasia, Far East Index)	2.24	11.26

Emerging market equities (MSCI Emerging Markets Index)	(9.30)	(2.54)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.05

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.44	(3.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	0.06	(1.54)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.52	1.77

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	1.59	5.26

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of December 31, 2021	BlackRock Advantage Global Fund, Inc.

Investment Objective

BlackRock Advantage Global Fund, Inc.’s (the “Fund”) investment objective is to seek long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended December 31, 2021, the Fund underperformed its benchmark, the MSCI All Country World Index.

What factors influenced performance?

The Fund struggled against a highly changeable backdrop during the period. Initially investor preference for value styles was driven by a continuation of the strong reflationary market tone from broad economic reopening in 2021. However, a surprisingly hawkish pivot from the Fed in June 2021 prompted a rotation back toward secular growth positions. This resurrected 2020 themes, which were further supported by declining bond yields as well as concerns around the spread of the COVID-19 Delta variant strain. The pro-growth theme persisted until another sharp rotation in September 2021 to value, which was also instigated by a more hawkish Fed. The announcement of the expected tapering of Fed bond purchases resulted in a sharp spike in bond yields supporting cyclical exposures. This was compounded by the simultaneous sharp rise in commodities prices that put further pressure on inflation. Ultimately, investor attention remained on sustained robust company earnings with market dips viewed as buying opportunities. The focus was also on inflation as the Consumer Price Index reached its highest level since 1982, which led to a rotation at period end back to value styles.

Unsurprisingly, the inflection points during the period proved challenging to performance with noted weakness led by both quality and value fundamental insights, as well as macro thematic insights. Within fundamentals, valuation-based measures came under pressure beginning in June 2021 through the summer as the market rotated toward a growth preference.

Quality measures also weighed on performance as insights related to environmental, social and governance (“ESG”) factors ran against the strong commodities price inflation during the period. Specifically, this was observed across environmental transition measures that look toward “green” patent filings as well as companies that stand to benefit from the European Union’s green stimulus package. Elsewhere, luxury goods companies, which were favored quality long positions, sharply declined in the back half of the period. These stocks proved overly sensitive to regulatory uncertainty from China and the resulting concerns for Chinese consumption. Notably, a measure that penalizes companies that pay lower levels of taxes versus peers, typically growth-oriented technology stocks, and favors those with higher taxation levels, generally blue chips, also detracted from performance.

Further compounding the challenges, macro thematic positioning broadly failed to keep pace with the speed of market rotation and amid the interest rate volatility. In particular, insights looking to capture the economic recovery reopening trade were wrong-footed. Finally, a measure evaluating technology firms positioned to benefit from rising rates ran against the reemergence of 2020 themes and was a top detractor.

Sentiment-based stock selection insights were broadly additive, helping to offset the broader weakness. Most notably, trend-based sentiment measures correctly captured the evolving market backdrop. Specifically, insights evaluating text analyses of broker reports and company executive commentaries to capture both short-term results and long-term fundamentals performed well. Other faster moving alternative data insights that evaluate online search trends were able to correctly position the portfolio around the shifting market backdrop. The real time nature of these types of measures proved helpful in evaluating the quickly evolving marketplace.

Elsewhere, select macro thematic insights were additive. An insight designed to track company events such as mergers helped the portfolio capture shifts across these company actions and was a top contributor during the period.

Describe recent portfolio activity.

The Fund maintained a balanced allocation of risk across all major return drivers over the period. There were, however, several new signals added within the stock selection group of insights. The Fund built upon its alternative data capabilities by adding an insight that captures brand sentiment around retail names. Additionally, given the dynamism of the current environment, the Fund has instituted enhanced signal constructs to best identify emerging trends, such as sentiment around supply chain disruptions and wage inflation.

Describe portfolio positioning at period end.

At period end, the Fund’s positioning with respect to both geographical and sector allocation was largely neutral. The Fund had slightly underweight allocations to the materials and consumer staples sectors and slight overweights to industrials and information technology. In country and regional terms, the Fund had a slight overweight to Canada and a slight underweight to Japan.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

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Fund Summary as of December 31, 2021 (continued)	BlackRock Advantage Global Fund, Inc.

Performance

	Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	5.26%	17.89%	N/A	13.52%	N/A	11.92%	N/A
Investor A	5.13	17.62	11.44%	13.21	12.00%	11.58	10.98%
Investor C	4.71	16.72	15.76	12.37	12.37	10.88	10.88
Class K	5.27	17.99	N/A	13.56	N/A	11.95	N/A
Class R	5.02	17.36	N/A	12.91	N/A	11.23	N/A
MSCI All Country World Index(c)	5.55	18.54	N/A	14.40	N/A	11.85	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund primarily intends to invest in equity securities or other financial instruments that are components of, or have characteristics similar to, the securities included in the MSCI All Country World Index. The Fund’s returns prior to October 26, 2017, are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Global SmallCap Fund, Inc.”

(c)	An index that captures large- and mid-cap representation across certain developed and emerging markets.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical

	Beginning Account Value (07/01/21)	Ending Account Value (12/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (07/01/21)	Ending Account Value (12/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

Institutional	$ 1,000.00	$ 1,052.60	$ 3.67		$ 1,000.00	$ 1,021.63	$ 3.62		0.71%
Investor A	1,000.00	1,051.30	4.96		1,000.00	1,020.37	4.89		0.96
Investor C	1,000.00	1,047.10	8.82		1,000.00	1,016.59	8.69		1.71
Class K	1,000.00	1,052.70	3.41		1,000.00	1,021.88	3.36		0.66
Class R	1,000.00	1,050.20	6.25		1,000.00	1,019.11	6.16		1.21

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

F U N D S U M M A R Y	5

Fund Summary as of December 31, 2021 (continued)	BlackRock Advantage Global Fund, Inc.

Portfolio Information

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Microsoft Corp.	4%

Apple, Inc.	4

Amazon.com, Inc.	2

Johnson & Johnson	2

ASML Holding NV	2

NVIDIA Corp.	1

Alphabet, Inc., Class C	1

Tesla, Inc.	1

Intuit, Inc.	1

AT&T, Inc.	1

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Net Assets

United States	60%

Canada	5

Japan	4

China	4

Germany	3

France	3

United Kingdom	3

Netherlands	2

Taiwan	2

Finland	2

Ireland	2

Sweden	1

Norway	1

Denmark	1

Switzerland	1

India	1

South Korea	1

Hong Kong	1

Malaysia	1

Israel	1

Brazil	1

Other#	—

Liabilities in Excess of Other Assets	(—)(a)

(a)	Rounds to more than (1)% of net assets.
#	Includes holdings within countries/geographic regions that are less than 1% of net assets. Please refer to the Schedule of Investments for such countries/geographic regions.

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Fund Summary as of December 31, 2021	BlackRock EuroFund

Investment Objective

BlackRock EuroFund’s (the “Fund”) investment objective is to seek capital appreciation primarily through investment in equities of corporations domiciled in European countries.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended December 31, 2021, the Fund outperformed its benchmark, the MSCI EMU Index.

What factors influenced performance?

The Fund’s outperformance was driven by positive effects from both stock selection and sector allocations. Generally speaking, the stocks in the portfolio benefited from robust earnings results.

Positioning in the industrials sector was the largest contributor to returns, led by the chemicals distributor IMCD NV (Netherlands). The company benefited from a supportive environment for distribution businesses given the supply constraints many industries are facing. Investments in Schneider Electric SE (France) and Kingspan Group PLC (Ireland) further helped performance in industrials.

The semiconductor supplier ASML Holding NV (Netherlands), which gained ground due to exceptional demand and a large order backlog, was also among the top contributors. STMicroelectronics NV (France) further aided Fund returns in the semiconductor space. In health care, Merck KGaA (Germany) delivered robust results in its key life sciences and performance materials businesses. Ferrari NV (Italy) was a top contributor in consumer discretionary thanks to strong third quarter 2021 orders and the presentation of a new model that was well received by investors.

On the negative side, the payment provider Worldline SA (France) was the largest detractor. The company was unable to capitalize on the shift from cash to card payments, causing its growth to come in below expectations. The investment adviser sold the stock from the portfolio. Positions in the travel-related companies MTU Aero Engines AG (Germany) and Safran SA (France) also detracted, as the broader industry experienced a sell-off late in the year due to the emergence of the Omicron variant of COVID-19.

Describe recent portfolio activity.

The Fund participated in a number of initial public offerings over the course of the period, including that of the specialty chemical and food ingredients distributor Azelis Holding SA (Belgium). The Fund also added Netherlands-listed Universal Music Group NV (“UMG”), which came to the market following a spin-off from the media giant Vivendi. UMG is the leading music business in the world, with a strong competitive positioning and exposure to the fast-growing streaming business.

The Fund also added Siemens AG (Germany) and increased its weighting in the health care sector by initiating a position in Sartorius AG (Germany). The Dutch payment company Adyen NV and the French semiconductor materials producer Soitec SA were other notable additions in the second half of 2021.

These purchases were funded through sales of Sanofi SA (France), Worldline SA and the travel-related company Amadeus IT Group SA (Spain). In addition, the Fund exited Enel SpA (Italy) in utilities and rotated to Energias de Portugal SA (Portugal) on the belief the latter is well positioned in the renewables business.

Describe portfolio positioning at period end.

The Fund was overweight in the industrials and information technology sectors, and it was underweight financials, consumer staples, utilities, energy, consumer discretionary, materials, real estate, health care and communication services.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

F U N D S U M M A R Y	7

Fund Summary as of December 31, 2021 (continued)	BlackRock EuroFund

Performance

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	5.90%	19.53%	N/A	11.89%	N/A	8.88%	N/A
Investor A	5.77	19.30	13.04%	11.66	10.46%	8.65	8.07%
Investor C	5.43	18.37	17.37	10.81	10.81	7.96	7.96
Class K	5.96	19.70	N/A	12.02	N/A	8.95	N/A
Class R	5.48	18.72	N/A	11.12	N/A	8.12	N/A

MSCI EMU Index(c)	1.62	13.54	N/A	9.94	N/A	8.67	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities, including common stock and convertible securities, of companies located in Europe. The Fund currently expects that a majority of the Fund’s assets will be invested in equity securities of companies located in countries participating in the European Monetary Union (the ‘‘Eurozone’’). The Fund’s total returns prior to October 23, 2018, are the returns of the Fund when it followed different investment strategies.

(c)	An index that captures large- and mid-cap representation across certain Developed Markets countries in the European Economic and Monetary Union.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical

	Beginning Account Value (07/01/21)	Ending Account Value (12/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (07/01/21)	Ending Account Value (12/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

Institutional	$ 1,000.00	$ 1,059.00	$ 5.45		$ 1,000.00	$ 1,019.91	$ 5.35		1.05%
Investor A	1,000.00	1,057.70	6.69		1,000.00	1,018.70	6.56		1.29
Investor C	1,000.00	1,054.30	10.72		1,000.00	1,014.77	10.51		2.07
Class K	1,000.00	1,059.60	4.93		1,000.00	1,020.42	4.84		0.95
Class R	1,000.00	1,054.80	9.37		1,000.00	1,016.08	9.20		1.81

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

Portfolio Information

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

ASML Holding NV	9%

LVMH Moet Hennessy Louis Vuitton SE	7

Schneider Electric SE	5

Siemens AG, Registered Shares	4

BNP Paribas SA	4

IMCD NV	3

DSV A/S	3

Merck KGaA	3

Teleperformance	3

Linde PLC	2

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Net Assets

France	32%

Netherlands	21

Germany	18

Italy	5

United Kingdom	5

Finland	5

Switzerland	4

Denmark	3

Portugal	2

Ireland	2

Belgium	1

Luxembourg	1

Europe	1

United States	—(a)

Other Assets Less Liabilities	—(a)

(a)	Rounds to less than 1% of net assets.

8	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	9

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

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Schedule of Investments (unaudited) December 31, 2021	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.0%
Globant SA(a)	225	$70,670

Australia — 0.4%
Aristocrat Leisure Ltd.	7,466	236,841
BHP Group Ltd.	2,991	90,303
CSL Ltd.	2,591	547,997
Iluka Resources Ltd.	19,279	142,123
Insignia Financial Ltd.	14,826	39,066
Medibank Pvt Ltd.	147,589	359,468
Metcash Ltd.	8,431	27,577
Perpetual Ltd.	785	20,544
REA Group Ltd.	5,645	688,360

		2,152,279

Austria — 0.1%
ANDRITZ AG	968	49,787
BAWAG Group AG(b)	940	57,651
Erste Group Bank AG	2,431	113,966
Verbund AG	545	61,250

		282,654

Belgium — 0.0%
D’ieteren Group	104	20,274

Brazil — 0.2%
Ambev SA	120,209	336,372
B3 SA - Brasil Bolsa Balcao	95,640	190,456
Banco do Brasil SA	5,894	30,462
Cogna Educacao(a)	29,148	12,784
CPFL Energia SA	4,636	22,331
Embraer SA(a)	13,617	60,819
Energisa SA	6,384	50,768
Equatorial Energia SA	13,177	53,433
Klabin SA	3,440	15,819
Locaweb Servicos de Internet SA(a)(b)	11,405	26,460
Marfrig Global Foods SA	35,118	139,148
Minerva SA	9,765	18,604
Porto Seguro SA	9,178	34,379
Telefonica Brasil SA	2,130	18,491
Ultrapar Participacoes SA	42,365	112,330
XP, Inc., Class A(a)	1,535	44,116

		1,166,772

Canada — 4.6%
Agnico Eagle Mines Ltd.	10,660	566,224
Alamos Gold Inc.	2,856	21,968
Alimentation Couche-Tard, Inc.	14,388	602,841
AltaGas Ltd.	936	20,208
ARC Resources Ltd.	7,546	68,603
Aritzia Inc.(a)	652	26,983
Atco Ltd., Class I	2,156	72,779
B2Gold Corp.	8,265	32,539
Bank of Montreal	3,937	423,875
Barrick Gold Corp.	15,665	297,833
BCE, Inc.	10,138	527,437
BRP, Inc.	770	67,446
Canada Goose Holdings, Inc.(a)	10,902	404,028
Canadian Apartment Properties REIT	961	45,552
Canadian Natural Resources Ltd.	36,885	1,558,562
Canadian Pacific Railway Ltd.	22,262	1,601,167
Canadian Utilities Ltd., Class A	3,456	100,242
Cargojet, Inc.	136	17,909

Security	Shares	Value

Canada (continued)
CI Financial Corp.	5,214	$108,983
Crescent Point Energy Corp.	196,557	1,048,863
Descartes Systems Group Inc. (The)(a)	255	21,090
Element Fleet Management Corp.	3,770	38,387
Emera, Inc.	3,302	165,028
Enbridge, Inc.	8,661	338,306
Fairfax Financial Holdings Ltd.	1,431	703,921
Finning International, Inc.	559	14,088
First Capital Real Estate Investment Trust	1,358	20,247
FirstService Corp.	3,617	710,847
Franco-Nevada Corp.	6,358	879,298
George Weston Ltd.	893	103,536
GFL Environmental, Inc.	2,898	109,579
Gildan Activewear, Inc.	455	19,291
Great-West Lifeco, Inc.	24,590	737,924
IGM Financial, Inc.	991	35,740
Intact Financial Corp.	4,952	643,668
Kirkland Lake Gold Ltd.	1,707	71,535
Manulife Financial Corp.	15,411	293,734
MEG Energy Corp.(a)	1,895	17,528
NexGen Energy Ltd.(a)	9,354	40,967
Onex Corp.	6,904	541,863
Open Text Corp.	6,519	309,420
Parex Resources, Inc.	2,895	49,457
Pretium Resources Inc.(a)	1,748	24,625
Royal Bank of Canada	19,971	2,119,536
Shopify, Inc., Class A(a)	1,462	2,013,005
Stantec, Inc.	3,224	181,137
TFI International, Inc.	2,077	232,945
Thomson Reuters Corp.	4,510	539,332
TMX Group Ltd.	210	21,291
Toromont Industries Ltd.	95	8,589
Tourmaline Oil Corp.	50,494	1,630,242
Wheaton Precious Metals Corp.	55,643	2,387,685
Whitecap Resources, Inc.	6,083	36,019
Yamana Gold, Inc.	17,001	71,501

		22,745,403

China — 3.6%
3SBio, Inc.(a)(b)	35,500	29,584
Alibaba Group Holding Ltd.(a)	35,300	518,754
Aluminum Corp. of China Ltd., Class A(a)	222,600	214,448
Aluminum Corp. of China Ltd., Class H(a)	26,000	14,326
Angang Steel Co. Ltd., Class H	30,000	13,377
Anta Sports Products Ltd.	6,200	93,114
Asymchem Laboratories Tianjin Co. Ltd., Class A	200	13,685
Autohome, Inc., ADR	482	14,209
BAIC Motor Corp. Ltd., Class H(b)	81,000	34,794
Baidu, Inc., ADR(a)(c)	9,120	1,356,965
Baidu, Inc., Class A(a)	7,800	145,477
BOC Hong Kong Holdings Ltd.	205,500	673,938
Brii Biosciences Ltd.(a)	3,500	14,767
BYD Co. Ltd., Class A	28,671	1,207,460
BYD Co. Ltd., Class H	16,000	541,190
China Longyuan Power Group Corp. Ltd., Class H	32,000	74,746
China Merchants Bank Co. Ltd., Class H	3,500	27,228
China Suntien Green Energy Corp. Ltd.	56,000	43,687
Contemporary Amperex Technology Co. Ltd., Class A	12,600	1,163,538
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	76,900	227,017
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	121,000	234,614
Country Garden Services Holdings Co. Ltd.	5,000	30,020
CSPC Pharmaceutical Group Ltd.	128,080	139,465

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Dali Foods Group Co. Ltd.(b)	89,000	$46,568
Dongyue Group Ltd.	17,000	26,555
East Money Information Co. Ltd., Class A	16,360	95,611
Ganfeng Lithium Co. Ltd., Class A	11,800	265,721
Ganfeng Lithium Co. Ltd., Class H(b)	6,200	97,628
Great Wall Motor Co. Ltd., Class H	3,500	12,024
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	4,000	11,523
Guangzhou Tinci Materials Technology Co. Ltd., Class A	3,600	64,921
Hithink RoyalFlush Information Network Co. Ltd., Class A	24,000	545,737
Huadian Power International Corp. Ltd., Class H	120,000	52,336
Imeik Technology Development Co. Ltd.	1,500	126,491
Industrial Bank Co. Ltd., Class A	6,172	18,481
Innovent Biologics, Inc.(a)(b)	2,500	15,481
JD Logistics, Inc.(a)(b)	4,900	16,644
JD.com, Inc., ADR(a)	616	43,163
JiuGui Liquor Co. Ltd.	1,300	43,453
JOYY, Inc., ADR	732	33,255
KE Holdings, Inc., ADR(a)	4,068	81,848
Kingdee International Software Group Co. Ltd.(a)	10,000	30,782
Kuaishou Technology(a)(b)	19,400	179,866
Lenovo Group Ltd.	202,000	232,156
Li Auto, Inc., ADR(a)	1,167	37,461
Li Ning Co. Ltd.	19,500	213,916
Logan Group Co. Ltd.	52,000	39,746
Meituan, Class B(a)(b)	31,600	913,792
Metallurgical Corp. of China Ltd., Class H	94,000	24,015
NetEase, Inc.	18,710	378,290
Pharmaron Beijing Co. Ltd.	700	15,555
Ping An Insurance Group Co. of China Ltd., Class H	74,500	536,855
Postal Savings Bank of China Co. Ltd., Class H(b)	179,000	125,702
Shandong Nanshan Aluminum Co. Ltd., Class A	56,700	42,181
Shanghai Junshi Biosciences Co. Ltd.(a)	4,470	47,094
Shanghai Putailai New Energy Technology Co. Ltd., Class A	700	17,684
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	2,979	147,873
Shenzhen Capchem Technology Co. Ltd., Class A	5,030	89,389
Shenzhen Inovance Technology Co. Ltd., Class A	16,000	172,822
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	11,102	665,143
Shui On Land Ltd.	75,000	10,096
Sinotruk Hong Kong Ltd.	26,000	40,031
Sunac China Holdings Ltd.	171,000	258,677
Tencent Holdings Ltd.	52,500	3,063,433
Uni-President China Holdings Ltd.	42,000	40,713
Vipshop Holdings Ltd., ADR(a)	31,130	261,492
WuXi AppTec Co. Ltd., Class H(b)	14,616	252,540
Wuxi Biologics Cayman, Inc.(a)(b)	19,000	224,939
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	7,200	84,188
XPeng, Inc., ADR(a)	9,723	489,359
XPeng, Inc., Class A(a)	900	21,431
Xtep International Holdings Ltd.	8,500	14,180
Yadea Group Holdings Ltd.(b)	64,000	124,730
Yunnan Aluminium Co. Ltd., Class A(a)	25,300	44,697
Yunnan Energy New Material Co. Ltd., Class A	2,700	106,222
Zhejiang Huayou Cobalt Co. Ltd., Class A	10,500	182,353
Zijin Mining Group Co. Ltd., Class A	168,300	257,513
Zijin Mining Group Co. Ltd., Class H	112,000	133,760

		17,944,519

Security	Shares	Value

Colombia — 0.0%
Tecnoglass, Inc.	469	$12,283

Czech Republic — 0.0%
CEZ A/S	3,514	133,005

Denmark — 1.0%
AP Moeller - Maersk A/S, Class A	91	301,898
AP Moeller - Maersk A/S, Class B	498	1,777,518
Coloplast A/S, Class B	1,285	226,257
FLSmidth & Co. A/S	558	20,859
Genmab A/S(a)	1,074	428,690
Novo Nordisk A/S, Class B	17,329	1,946,495
Novozymes A/S, B Shares	1,716	140,900

		4,842,617

Finland — 1.9%
Kone OYJ, Class B	41,412	2,971,670
Nokia OYJ(a)	673,343	4,264,743
Nordea Bank Abp	191,305	2,333,754

		9,570,167

France — 2.7%
Air Liquide SA	302	52,670
Airbus SE(a)	330	42,221
AXA SA	14,502	431,627
Engie SA	39,417	583,584
Hermes International	905	1,581,373
Kering SA	945	758,222
Legrand SA	7,861	920,688
L’Oreal SA	11,231	5,355,083
LVMH Moet Hennessy Louis Vuitton SE	573	473,546
Pernod Ricard SA	3,222	775,141
Remy Cointreau SA	142	34,516
Rexel SA	34,929	707,398
Rubis SCA	5,578	166,800
Sanofi	181	18,162
Sartorius Stedim Biotech	295	162,016
Schneider Electric SE	767	150,789
Societe Generale SA	24,709	849,216
Sodexo SA(a)	543	47,604
SPIE SA	5	130
Teleperformance	429	191,796
Valeo	8,781	264,803

		13,567,385

Germany — 3.2%
Allianz SE, Registered Shares	2,204	519,832
Bayerische Motoren Werke AG	8,612	861,564
Beiersdorf AG	467	47,870
Covestro AG(b)	607	37,360
Deutsche Post AG, Registered Shares	25,523	1,641,659
DWS Group GmbH & Co. KGaA(b)	361	14,558
Evonik Industries AG	9,671	312,426
Fielmann AG	1,057	70,960
Fraport AG Frankfurt Airport Services Worldwide(a)	743	49,749
Freenet AG	7,649	202,148
Gerresheimer AG	177	17,018
HelloFresh SE(a)	5,480	419,976
HUGO BOSS AG	3,265	197,643
Jenoptik AG	4	169
K+S AG(a)	1,229	21,141
MTU Aero Engines AG	1,053	213,805
Rheinmetall AG	1,604	150,953

12	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
SAP SE	37,869	$5,329,664
Scout24 AG(b)	3,948	275,674
Siemens AG, Registered Shares	28,892	5,004,175
Siemens Healthineers AG(b)	1,345	100,282
Telefonica Deutschland Holding AG	89,988	249,608
TUI AG(a)	7	22
Wacker Chemie AG	814	121,010

		15,859,266

Greece — 0.0%
Star Bulk Carriers Corp.	1,059	24,008

Hong Kong — 0.6%
AIA Group Ltd.	157,600	1,590,632
ASM Pacific Technology Ltd.	1,400	15,129
Hang Seng Bank Ltd.	11,800	216,076
Kerry Properties Ltd.	7,500	19,533
Link REIT	67,600	595,507
Orient Overseas International Ltd.	1,500	36,871
Swire Pacific Ltd., Class A	10,000	56,880
Swire Properties Ltd.	85,000	213,085
Techtronic Industries Co. Ltd.	20,500	408,665
Towngas China Co. Ltd.	27,000	23,493
Yuexiu Property Co. Ltd.	23,600	20,814

		3,196,685

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	79,938	620,414
OTP Bank Nyrt(a)	7,999	407,879

		1,028,293

India — 0.8%
Asian Paints Ltd.	8,770	398,506
City Union Bank Ltd.	6,503	11,756
HDFC Bank Ltd.	30,478	603,380
HDFC Life Insurance Co. Ltd.(b)	25,344	220,902
Housing Development Finance Corp. Ltd.	14,725	509,472
ICICI Prudential Life Insurance Co. Ltd.(b)	8,461	63,695
IndusInd Bank Ltd.	5,044	60,026
InterGlobe Aviation Ltd.(a)(b)	897	24,312
Kotak Mahindra Bank Ltd.	30,714	739,311
L&T Finance Holdings Ltd.(a)	21,198	22,083
SBI Life Insurance Co. Ltd.(b)	22,819	365,904
State Bank of India	14,320	88,359
Tata Consultancy Services Ltd.	7,967	399,589
Titan Co. Ltd.	1,474	49,864
TVS Motor Co. Ltd.	4,578	38,474
Wipro Ltd.	13,413	128,528

		3,724,161

Ireland — 1.8%
Accenture PLC, Class A	7,759	3,216,493
Alkermes PLC(a)	2,094	48,706
Allegion plc	1,021	135,221
CRH PLC	1,955	103,587
Experian PLC	26,341	1,297,449
Flutter Entertainment PLC(a)	2,813	448,253
Icon PLC(a)	145	44,907
James Hardie Industries PLC	15,176	610,867
Kingspan Group PLC	3,836	457,577

Security	Shares	Value

Ireland (continued)
Medtronic PLC	23,439	$2,424,765
Seagate Technology Holdings PLC	1,451	163,934

		8,951,759

Israel — 0.5%
Bank Hapoalim BM	83,596	860,367
Bank Leumi Le-Israel BM	14,601	156,610
Israel Discount Bank Ltd., Class A(a)	46,075	309,360
Mizrahi Tefahot Bank Ltd.	412	15,866
Nice Ltd.(a)	896	271,717
Teva Pharmaceutical Industries Ltd.(a)	20,204	165,019
Teva Pharmaceutical Industries Ltd., ADR(a)(c)	105,662	846,353

		2,625,292

Italy — 0.2%
Amplifon SpA	356	19,156
Banca Mediolanum SpA	7,315	72,115
BPER Banca	35,881	74,156
Intesa Sanpaolo SpA	108,377	279,930
Italgas SpA	3,565	24,505
Mediobanca Banca di Credito Finanziario SpA	7,046	80,891
Telecom Italia SpA/Milano	349,424	171,908
Unipol Gruppo SpA	4,242	22,972

		745,633

Japan — 3.8%
Advantest Corp.	600	56,820
Ajinomoto Co., Inc.	5,200	158,299
Alps Alpine Co. Ltd.	24,100	227,311
Amada Co. Ltd.	37,100	367,360
Asahi Kasei Corp.	35,500	334,422
BayCurrent Consulting, Inc.	100	38,543
Benesse Holdings, Inc.	1,800	35,347
Bridgestone Corp.	17,500	751,321
Calbee, Inc.	2,300	53,407
Canon, Inc.	5,500	134,165
Casio Computer Co. Ltd.	1,300	16,739
Chugai Pharmaceutical Co. Ltd.	3,200	104,307
Daifuku Co. Ltd.	800	65,420
Daikin Industries Ltd.	2,000	453,038
DMG Mori Co. Ltd.	1,600	27,528
Ebara Corp.	400	22,221
Eisai Co. Ltd.	700	39,737
Fuji Media Holdings, Inc.	4,200	40,415
FUJIFILM Holdings Corp.	700	51,894
Honda Motor Co. Ltd.	1,300	36,986
Hoya Corp.	6,300	934,868
Inpex Corp.	4,000	34,782
Japan Post Holdings Co. Ltd.	4,600	35,835
Japan Tobacco, Inc.	122,200	2,467,455
Kaneka Corp.	600	19,700
Kao Corp.	16,300	853,701
KDDI Corp.	5,300	154,992
Keyence Corp.	1,300	817,386
Konica Minolta, Inc.	10,900	49,737
Kuraray Co. Ltd.	2,200	19,132
Lawson, Inc.	3,000	142,348
Lintec Corp.	700	16,057
Nikon Corp.	40,300	434,119
Nippon Shokubai Co. Ltd.	700	32,410
Nippon Telegraph & Telephone Corp.	4,800	131,272

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nippon Television Holdings, Inc.	2,800	$28,411
Nitto Denko Corp.	1,700	131,329
Olympus Corp.	12,700	292,446
Omron Corp.	2,100	209,259
Recruit Holdings Co. Ltd.	41,500	2,525,511
Ricoh Co. Ltd.	54,500	508,000
Secom Co. Ltd.	400	27,795
Seiko Epson Corp.	2,400	43,225
Sekisui House Ltd.	4,400	94,669
Shin-Etsu Chemical Co. Ltd.	100	17,358
SMC Corp.	200	135,172
Softbank Corp.	20,700	261,453
SoftBank Group Corp.	8,500	407,491
Sumitomo Chemical Co. Ltd.	380,000	1,792,008
Sumitomo Corp.	23,100	341,866
Sumitomo Mitsui Financial Group, Inc.	3,400	116,101
Sumitomo Rubber Industries Ltd.	19,500	198,903
Suntory Beverage & Food Ltd.	3,300	119,503
Sysmex Corp.	300	40,494
Teijin Ltd.	11,500	141,546
Terumo Corp.	12,700	536,456
Tokyo Electron Ltd.	1,900	1,093,587
Toshiba Corp.	2,600	106,986
Unicharm Corp.	5,100	221,887
Yamada Holdings Co. Ltd.	67,600	231,104
Yamazaki Baking Co. Ltd.	1,600	21,267
ZOZO, Inc.	1,000	31,180

		18,834,081

Luxembourg — 0.0%
APERAM SA	3	163
RTL Group SA(a)	2,957	156,726
SES SA	17	135

		157,024

Malaysia — 0.6%
AirAsia Group Bhd(a)	155,600	29,468
CIMB Group Holdings Bhd	265,500	347,294
Hartalega Holdings Bhd	18,100	24,895
Hong Leong Bank Bhd	3,200	14,295
Inari Amertron Bhd	15,900	15,231
Kossan Rubber Industries	69,100	31,846
Malayan Banking Bhd	272,200	542,188
MR DIY Group M Bhd(b)	16,400	14,211
Press Metal Aluminium Holdings Bhd	138,800	192,574
Public Bank Bhd	1,229,600	1,227,220
QL Resources Bhd	18,750	20,568
RHB Bank Bhd	11,900	15,328
Supermax Corp. Bhd	151,412	53,427
Telekom Malaysia Bhd	92,200	121,629
Tenaga Nasional Bhd	143,800	322,340

		2,972,514

Mexico — 0.1%
America Movil SAB de CV, Series L	68,177	72,221
Cemex SAB de CV(a)	51,147	34,946
Fomento Economico Mexicano SAB de CV	7,365	57,307
Grupo Financiero Banorte SAB de CV, Class O	16,826	109,311
Megacable Holdings SAB de CV, CPO	6,900	23,508
Orbia Advance Corp. SAB de CV	12,300	31,400

		328,693

Security	Shares	Value

Netherlands — 2.4%
ABN AMRO Bank NV(b)	17,003	$249,939
ASML Holding NV	8,516	6,821,485
ASR Nederland NV	930	42,830
Heineken NV	4,657	524,097
IMCD NV	1,416	312,940
JDE Peet’s NV	6,214	192,335
Koninklijke Ahold Delhaize NV	15,215	522,123
Koninklijke KPN NV	37,979	118,043
Koninklijke Philips NV	503	18,617
PostNL NV	3,396	14,766
Randstad NV	19,404	1,323,687
Royal Dutch Shell PLC, A Shares	2,759	60,462
Signify NV(b)	10,911	506,617
Wereldhave NV	1	15
Wolters Kluwer NV	8,312	978,330

		11,686,286

New Zealand — 0.0%
Fisher & Paykel Healthcare Corp. Ltd.	11,107	248,836

Norway — 1.0%
Aker BP ASA	9,474	291,312
DNB Bank ASA	29,503	674,844
Equinor ASA	130,284	3,449,827
Gjensidige Forsikring ASA	762	18,487
Mowi ASA	2,534	59,971
Nordic Semiconductor ASA(a)	642	21,531
Norsk Hydro ASA	34,492	271,403
Telenor ASA	16,718	262,791

		5,050,166

Peru — 0.2%
Southern Copper Corp.	12,269	757,120

Poland — 0.0%
PGE Polska Grupa Energetyczna SA(a)	9,153	18,264

Portugal — 0.1%
Jeronimo Martins SGPS SA	15,869	363,144

Russia — 0.1%
Alrosa AO(a)	18,331	29,848
LUKOIL PJSC	2,916	259,650
MMC Norilsk Nickel PJSC	219	66,615
Mobile TeleSystems PJSC, ADR	1,880	14,946
Novatek PJSC, GDR, Registered Shares	634	148,232
Tatneft PJSC	9,936	66,011

		585,302

Saudi Arabia — 0.4%
Al Rajhi Bank	23,573	888,991
Riyad Bank	2,736	19,749
Saudi Arabian Mining Co.(a)	2,637	55,034
Saudi Arabian Oil Co.(b)	88,147	840,147
Saudi National Bank	9,230	158,324
Saudi Telecom Co.	2,705	80,910

		2,043,155

Singapore — 0.1%
Jardine Cycle & Carriage Ltd.	16,300	248,952
United Overseas Bank Ltd.	7,600	151,785

		400,737

South Africa — 0.4%
AngloGold Ashanti Ltd.	1,768	37,226
Bidvest Group Ltd.	1,879	22,339

14	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Capitec Bank Holdings Ltd.	266	$34,050
FirstRand Ltd.	28,024	106,916
Foschini Group Ltd.(a)	13,817	107,432
Gold Fields Ltd.	3,206	35,472
MTN Group Ltd.(a)	5,261	56,392
Naspers Ltd., N Shares	7,919	1,229,116
Pepkor Holdings Ltd.(a)(b)	19,777	27,168
Standard Bank Group Ltd.	6,217	54,619
Woolworths Holdings Ltd.	19,971	64,995

		1,775,725

South Korea — 0.7%
Dongkuk Steel Mill Co. Ltd.	1,114	14,877
Hugel, Inc.(a)	97	12,515
Hyundai Mobis Co. Ltd.	271	57,928
Kakao Corp.(a)	3,079	290,757
Kolon Industries, Inc.(a)	207	12,329
Korea Gas Corp.(a)	1,510	49,657
KT Corp.(a)	2,538	65,105
LG Chem Ltd.	1,303	673,601
NAVER Corp.	4,100	1,301,427
Osstem Implant Co. Ltd.	218	26,104
Samsung Electronics Co. Ltd.	8,071	530,062
Samsung Engineering Co. Ltd.(a)	2,378	45,722
SillaJen, Inc.(a)(d)	770	5,095
SK Innovation Co. Ltd.(a)	1,499	300,147
S-Oil Corp.	705	50,670

		3,435,996

Spain — 0.2%
Banco de Sabadell SA(a)	37,145	24,756
Fluidra SA	1,099	43,830
Industria de Diseno Textil SA	23,202	748,265

		816,851

Sweden — 1.4%
Assa Abloy AB, Class B	19,276	587,551
Atlas Copco AB, A Shares	20,876	1,442,549
Castellum AB	5	134
Elekta AB, -B Shares	15,181	191,941
H & M Hennes & Mauritz AB, B Shares	20,224	396,837
Hexagon AB, B Shares	18,212	288,488
Holmen AB	419	20,066
Husqvarna AB, B Shares	3,559	56,904
Indutrade AB	662	20,212
Intrum AB	6	155
Investment AB Latour, B Shares	613	24,905
Lundin Energy AB	1,104	39,504
Pandox AB(a)	6	97
Saab AB	10,422	264,716
Sagax AB, Class B	676	22,739
Samhallsbyggnadsbolaget i Norden AB	4,442	32,572
Spotify Technology SA(a)	4,018	940,333
Swedish Match AB	129,006	1,024,138
Tele2 AB, B Shares	16,162	230,562
Telefonaktiebolaget LM Ericsson, B Shares	92,504	1,017,825
Trelleborg AB	16,542	434,019

		7,036,247

Switzerland — 0.9%
ABB Ltd., Registered Shares	10,028	382,195
Givaudan SA, Registered Shares	182	954,882
Partners Group Holding AG	262	432,512
Sika AG, Registered Shares	5,890	2,447,985

Security	Shares	Value

Switzerland (continued)
Tecan Group AG, Registered Shares	56	$34,012
VAT Group AG(b)	319	158,072

		4,409,658

Taiwan — 2.4%
Anpec Electronics Corp.	3,000	30,068
ASE Technology Holding Co. Ltd.	26,000	100,469
ASPEED Technology, Inc.	1,000	128,944
AU Optronics Corp.	65,000	53,733
Cathay Financial Holding Co. Ltd.	87,595	197,338
China Airlines Ltd.(a)	62,000	61,620
China Steel Corp.	40,000	51,043
CTBC Financial Holding Co. Ltd.	471,000	441,233
Delta Electronics, Inc.	53,000	525,876
Eva Airways Corp.(a)	747,000	753,232
Evergreen Marine Corp. Taiwan Ltd.	84,000	430,325
Faraday Technology Corp.	28,000	241,222
Global Unichip Corp.	1,000	21,120
Kinsus Interconnect Technology Corp.	5,000	41,913
Largan Precision Co. Ltd.	1,000	88,966
MediaTek, Inc.	57,000	2,445,842
momo.com Inc.	1,300	76,110
Nan Ya Printed Circuit Board Corp.	4,000	82,394
Nanya Technology Corp.	45,000	126,748
Novatek Microelectronics Corp.	8,000	155,346
Parade Technologies Ltd.	3,000	228,240
Realtek Semiconductor Corp.	22,000	459,652
Taiwan Semiconductor Manufacturing Co. Ltd.	183,000	4,048,142
Tung Ho Steel Enterprise Corp.	33,500	81,240
Unimicron Technology Corp.	3,000	24,966
Uni-President Enterprises Corp.	262,000	648,664
USI Corp.	15,000	17,083
Visual Photonics Epitaxy Co. Ltd.	7,000	36,297
Wisdom Marine Lines Co. Ltd.	28,000	82,191

		11,680,017

Thailand — 0.0%
Precious Shipping PCL, NVDR	34,100	16,903
PTT Exploration & Production PCL, NVDR	14,500	51,119

		68,022

Turkey — 0.2%
Akbank TAS	63,387	34,232
Arcelik AS	8,421	30,809
KOC Holding A/S	15,484	33,218
Koza Altin Isletmeleri AS(a)	3,497	30,514
Migros Ticaret AS(a)	4,570	13,067
Petkim Petrokimya Holding AS(a)	72,430	42,860
Sok Marketler Ticaret	15,986	15,359
Turk Hava Yollari AO(a)	26,795	40,550
Turk Telekomunikasyon AS	23,910	17,405
Turkcell Iletisim Hizmetleri A/S	228,296	318,569
Turkiye Garanti Bankasi A/S	135,020	114,909
Turkiye Petrol Rafinerileri A/S(a)	3,558	41,549
Yapi ve Kredi Bankasi AS	57,729	14,750

		747,791

United Kingdom — 2.7%
Anglo American PLC	23,030	943,543
Ashtead Group PLC	1,413	113,908
Aviva PLC	40,388	225,130
Babcock International Group PLC(a)	5	22
Bellway PLC	471	21,407
BP PLC	375,928	1,684,391

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
British American Tobacco PLC	116,693	$4,333,010
Capri Holdings Ltd.(a)	294	19,084
Coca-Cola European Partners PLC	6,479	362,370
Compass Group PLC(a)	12,040	271,065
Diageo PLC	21,239	1,161,264
Direct Line Insurance Group PLC	23,450	88,608
Dunelm Group PLC	8	150
HomeServe PLC	13,288	157,287
IG Group Holdings PLC	7,079	78,247
Imperial Brands PLC	8,372	183,471
Intertek Group PLC	748	57,063
ITV PLC(a)	22,816	34,306
J Sainsbury PLC	16,372	61,198
Janus Henderson Group PLC	2,232	93,610
JD Sports Fashion PLC	42,035	123,940
Johnson Matthey PLC	8,600	238,976
Kingfisher PLC	140,146	644,636
Lloyds Banking Group PLC	641,014	416,269
Marks & Spencer Group PLC(a)	4,846	15,245
Micro Focus International PLC	22,584	127,880
Phoenix Group Holdings PLC	4,714	41,728
RELX PLC	5,763	188,144
Rentokil Initial PLC	72,263	572,015
Rightmove PLC	79,406	856,853
Royal Mail PLC	3,912	26,822
Smiths Group PLC	4,091	87,569
Tate & Lyle PLC	2,260	20,333
Vistry Group PLC	1,442	23,067
WH Smith PLC(a)	1,871	37,607
WPP PLC	15,761	240,004

		13,550,222

United States — 57.9%
Abbott Laboratories	20,120	2,831,689
AbbVie, Inc.	13,928	1,885,851
Adobe, Inc.(a)	4,238	2,403,200
Advanced Micro Devices, Inc.(a)	20,301	2,921,314
Agilent Technologies, Inc.	22,140	3,534,651
Akamai Technologies, Inc.(a)	231	27,036
Alcoa Corp.	2,869	170,935
Alexandria Real Estate Equities, Inc.	76	16,945
Align Technology, Inc.(a)	2,685	1,764,528
Alleghany Corp.(a)	1,227	819,133
Ally Financial, Inc.	1,865	88,793
Alphabet, Inc., Class A(a)	1,758	5,092,996
Alphabet, Inc., Class C(a)	2,115	6,119,943
Altice USA, Inc., Class A(a)	17,705	286,467
Amazon.com, Inc.(a)	2,723	9,079,408
Ambarella, Inc.(a)	206	41,795
American Express Co.	2,727	446,137
American Homes 4 Rent, Class A	15,981	696,931
American International Group, Inc.	1,568	89,156
Ameriprise Financial, Inc.	1,117	336,954
Amgen, Inc.	5,044	1,134,749
Anthem, Inc.	2,713	1,257,584
Aon PLC, Class A	77	23,143
Apple, Inc.	108,628	19,289,074
Arista Networks, Inc.(a)	972	139,725
AT&T, Inc.	221,682	5,453,377
Atlassian Corp. PLC, Class A(a)	4,717	1,798,545
AvalonBay Communities, Inc.	2,017	509,474

Security	Shares	Value

United States (continued)
Axon Enterprise, Inc.(a)	4,168	$654,376
Bank of America Corp.	35,445	1,576,948
Berkshire Hathaway, Inc., Class B(a)	3,540	1,058,460
Biogen, Inc.(a)	2,058	493,755
BioMarin Pharmaceutical, Inc.(a)	3,975	351,191
Blackstone Mortgage Trust, Inc., Class A	5,351	163,848
Booking Holdings, Inc.(a)	648	1,554,701
Booz Allen Hamilton Holding Corp.	2,343	198,663
Boston Scientific Corp.(a)	9,255	393,152
Brighthouse Financial, Inc.(a)	6,247	323,595
Bristol-Myers Squibb Co.	39,311	2,451,041
Brixmor Property Group, Inc.	3,575	90,841
Bruker Corp.	863	72,414
C.H. Robinson Worldwide, Inc.	5,032	541,594
Cadence Design Systems, Inc.(a)	308	57,396
Campbell Soup Co.	7,830	340,292
Capital One Financial Corp.	5,839	847,180
Caterpillar, Inc.	4,490	928,263
CBRE Group, Inc., Class A(a)	8,513	923,746
Charles Schwab Corp.	347	29,183
Charter Communications, Inc., Class A(a)(c)	144	93,884
Chesapeake Energy Corp.	1,207	77,876
Chevron Corp.	640	75,104
Cigna Corp.	9,193	2,110,989
Cirrus Logic, Inc.(a)	273	25,121
Cisco Systems, Inc.	19,248	1,219,746
Citigroup, Inc.	6,111	369,043
Clean Harbors, Inc.(a)	439	43,799
CMS Energy Corp.	10,158	660,778
Coca-Cola Co.	347	20,546
Colgate-Palmolive Co.	20,336	1,735,474
Comcast Corp., Class A	53,722	2,703,828
Continental Resources, Inc.	3,170	141,889
Costco Wholesale Corp.	3,416	1,939,263
Coterra Energy, Inc.	48,656	924,464
Credit Acceptance Corp.(a)	207	142,350
Crocs, Inc.(a)	599	76,804
Crown Castle International Corp.	10,364	2,163,381
CubeSmart	8,335	474,345
CVS Health Corp.	22,085	2,278,289
D.R. Horton, Inc.	163	17,677
Danaher Corp.	6,415	2,110,599
Devon Energy Corp.	23,889	1,052,310
Diamondback Energy, Inc.	1,500	161,775
Dick’s Sporting Goods, Inc.	2,542	292,305
Donaldson Co., Inc.	2,405	142,520
DTE Energy Co.	25,154	3,006,909
DTE Midstream LLC(a)	349	16,745
Duke Energy Corp.	2,672	280,293
East West Bancorp, Inc.	1,911	150,357
EastGroup Properties, Inc.	114	25,975
Edwards Lifesciences Corp.(a)	184	23,837
Electronic Arts, Inc.	684	90,220
Eli Lilly & Co.	5,067	1,399,607
Entergy Corp.	4,908	552,886
EOG Resources, Inc.	27,131	2,410,047
EQT Corp.(a)	10,512	229,267
Equifax, Inc.	4,870	1,425,887
Equitable Holdings, Inc.	875	28,691
Equity Residential	11,161	1,010,070
Essent Group Ltd.	2,925	133,175

16	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Essex Property Trust, Inc.	59	$20,782
Estee Lauder Cos., Inc., Class A	9,986	3,696,817
Etsy, Inc.(a)	199	43,569
Everest Re Group Ltd.	161	44,101
Evergy, Inc.	4,651	319,105
Expedia Group, Inc.(a)	4,834	873,600
Expeditors International of Washington, Inc.	7,173	963,262
Extra Space Storage, Inc.	422	95,680
Exxon Mobil Corp.	3,201	195,869
FactSet Research Systems, Inc.	936	454,905
Federal Realty Investment Trust	143	19,494
Fidelity National Financial, Inc.	7,769	405,386
Fidelity National Information Services, Inc.	16,916	1,846,381
First American Financial Corp.	1,359	106,315
First Horizon Corp.	4,090	66,790
First Republic Bank	2,276	470,017
Fortinet, Inc.(a)	592	212,765
Fortive Corp.	204	15,563
Fox Corp., Class A	2,774	102,361
Fox Corp., Class B	1,145	39,239
Gartner, Inc.(a)	4,112	1,374,724
Genuine Parts Co.	10,148	1,422,750
Gilead Sciences, Inc.	5,315	385,922
GoDaddy, Inc., Class A(a)	3,416	289,882
H&R Block, Inc.	10,067	237,179
Hartford Financial Services Group, Inc.	1,494	103,146
Hewlett Packard Enterprise Co.	54,045	852,290
Highwoods Properties, Inc.	417	18,594
Hologic, Inc.(a)	1,916	146,689
Honeywell International, Inc.	20,902	4,358,276
HP, Inc.	4,034	151,961
HubSpot, Inc.(a)	1,076	709,245
IDEXX Laboratories, Inc.(a)	3,243	2,135,386
Illumina, Inc.(a)	791	300,928
Incyte Corp.(a)	1,469	107,825
Intel Corp.	60,255	3,103,132
Interactive Brokers Group, Inc., Class A	1,540	122,307
Intercontinental Exchange, Inc.	1,134	155,097
International Game Technology PLC	8,844	255,680
Intuit, Inc.	8,628	5,549,702
Invesco Ltd.	21,699	499,511
Invitation Homes, Inc.	5,811	263,471
Iridium Communications, Inc.(a)	1,543	63,710
Iron Mountain, Inc.	1,763	92,258
Johnson & Johnson	45,412	7,768,631
JPMorgan Chase & Co.	15,511	2,456,167
Juniper Networks, Inc.	9,781	349,280
Keysight Technologies, Inc.(a)	3,456	713,699
Kimco Realty Corp.	2,475	61,009
Knight-Swift Transportation Holdings, Inc.	634	38,636
Kohl’s Corp.	5,634	278,263
Laboratory Corp. of America Holdings(a)	4,572	1,436,568
Landstar System, Inc.	128	22,915
Life Storage, Inc.	1,308	200,359
Lockheed Martin Corp.	5,621	1,997,760
Lowe’s Cos., Inc.	5,023	1,298,345
Lumentum Holdings, Inc.(a)	351	37,125
Lyft, Inc., Class A(a)	1,685	72,000
M&T Bank Corp.	2,874	441,389
Manhattan Associates, Inc.(a)	1,844	286,724
Marathon Oil Corp.	9,978	163,839

Security	Shares	Value

United States (continued)
Marsh & McLennan Cos., Inc.	12,357	$2,147,894
Masco Corp.	5,031	353,277
MasTec, Inc.(a)	3,261	300,925
McKesson Corp.	2,442	607,008
Merck & Co., Inc.	36,242	2,777,587
Meritage Homes Corp.(a)	988	120,595
Meta Platforms, Inc., Class A(a)	4,937	1,660,560
MetLife, Inc.	57,338	3,583,052
Mettler-Toledo International, Inc.(a)	690	1,171,075
Microsoft Corp.	57,995	19,504,878
Moderna, Inc.(a)	1,564	397,225
Molina Healthcare, Inc.(a)	81	25,764
Molson Coors Beverage Co., Class B	350	16,222
Monolithic Power Systems, Inc.	2,252	1,110,979
Moody’s Corp.	2,998	1,170,959
Motorola Solutions, Inc.	524	142,371
National Vision Holdings, Inc.(a)	7,841	376,290
NetApp, Inc.	1,467	134,949
Netflix, Inc.(a)	642	386,766
Newmont Corp.	982	60,904
Nexstar Media Group, Inc., Class A	480	72,470
NextEra Energy, Inc.	10,721	1,000,913
NiSource, Inc.	15,737	434,499
Norfolk Southern Corp.	103	30,664
Northrop Grumman Corp.	1,146	443,582
nVent Electric PLC	701	26,638
NVIDIA Corp.	22,449	6,602,475
OGE Energy Corp.	4,032	154,748
Okta, Inc.(a)	5,294	1,186,756
Old Dominion Freight Line, Inc.	861	308,565
O’Reilly Automotive, Inc.(a)	751	530,379
Otis Worldwide Corp.	16,912	1,472,528
Ovintiv Inc.	1,101	37,044
Park Hotels & Resorts, Inc.(a)	1,003	18,937
Paychex, Inc.	14,855	2,027,707
Paycom Software, Inc.(a)	407	168,982
Paylocity Holding Corp.(a)	273	64,472
Penske Automotive Group, Inc.	426	45,676
Penumbra, Inc.(a)	77	22,124
Pfizer, Inc.	48,397	2,857,843
Philip Morris International, Inc.	32,970	3,132,150
Pinnacle Financial Partners, Inc.	400	38,200
PNC Financial Services Group, Inc.	3,443	690,390
Pool Corp.	103	58,298
PotlatchDeltic Corp.	2	120
Procter & Gamble Co.	3,202	523,783
Prologis, Inc.	9,950	1,675,182
Public Storage	186	69,668
Pure Storage, Inc., Class A(a)	3,455	112,460
Ralph Lauren Corp.	9,578	1,138,441
Rapid7, Inc.(a)	150	17,653
Regency Centers Corp.	950	71,582
Regeneron Pharmaceuticals, Inc.(a)	542	342,284
Regions Financial Corp.	25,040	545,872
Reliance Steel & Aluminum Co.	1,047	169,844
Repligen Corp.(a)	261	69,123
Republic Services, Inc.	18,844	2,627,796
RingCentral, Inc., Class A(a)	208	38,969
Roku, Inc.(a)	4,184	954,789
Royal Gold, Inc.	2,438	256,502
Ryder System, Inc.	5,556	457,981

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
S&P Global, Inc.	10,186	$4,807,079
salesforce.com, Inc.(a)	4,802	1,220,332
Santander Consumer USA Holdings, Inc.	1,264	53,113
Sarepta Therapeutics, Inc.(a)	475	42,774
SBA Communications Corp.	6,960	2,707,579
Schlumberger NV	21,566	645,902
Seagen, Inc.(a)	108	16,697
Service Corp. International	16,403	1,164,449
ServiceNow, Inc.(a)	5,960	3,868,696
Signature Bank	879	284,330
Simon Property Group, Inc.	3,140	501,678
Sirius XM Holdings, Inc.(c)	154,878	983,475
SiteOne Landscape Supply, Inc.(a)	552	133,739
Skechers USA, Inc., Class A(a)	13,956	605,690
SLM Corp.	1,840	36,193
Snap-on, Inc.	5,305	1,142,591
Southern Co.	17,909	1,228,199
Stifel Financial Corp.	4,336	305,341
Sun Communities, Inc.	2,138	448,916
Sunnova Energy International, Inc.(a)	449	12,536
SVB Financial Group(a)	36	24,417
Switch, Inc., Class A	880	25,203
Tandem Diabetes Care, Inc.(a)	2,174	327,230
Tapestry, Inc.	12,855	521,913
TE Connectivity Ltd.	185	29,848
Tesla, Inc.(a)	5,540	5,854,561
Texas Instruments, Inc.	4,800	904,656
Texas Pacific Land Corp.	16	19,982
Thermo Fisher Scientific, Inc.	1,340	894,102
TransUnion	167	19,803
Travel + Leisure Co.	372	20,560
Travelers Cos., Inc.	23,451	3,668,440
Truist Financial Corp.	1,581	92,568
Twilio, Inc., Class A(a)	135	35,551
Twitter, Inc.(a)	8,662	374,372
U.S. Bancorp	16,952	952,194
UDR, Inc.	659	39,533
UGI Corp.	10,561	484,855
Ulta Beauty, Inc.(a)	1,556	641,601
Under Armour, Inc., Class A(a)	7,452	157,908
Union Pacific Corp.	2,774	698,854
United Parcel Service, Inc., Class B	10,953	2,347,666
United Rentals, Inc.(a)	43	14,288
United Therapeutics Corp.(a)	194	41,920
UnitedHealth Group, Inc.	2,722	1,366,825
Unum Group	761	18,698
Valvoline, Inc.	759	28,303
Ventas, Inc.	4,256	217,567
Vertex Pharmaceuticals, Inc.(a)	1,848	405,821
Visa, Inc., Class A	18,036	3,908,582
VMware, Inc., Class A	1,214	140,678
Voya Financial, Inc.	13,545	898,169
W.R. Berkley Corp.	522	43,008
Walgreens Boots Alliance, Inc.	2,615	136,398
Walmart, Inc.	35,303	5,107,991
Waste Connections, Inc.	6,909	941,489
Waters Corp.(a)	139	51,791
Wendy’s Co.	2,950	70,357
Western Alliance Bancorp	637	68,573
Western Digital Corp.(a)	1,662	108,379

Security	Shares		Value

United States (continued)
Willis Towers Watson PLC		4,748	$1,127,603
Wintrust Financial Corp.		469	42,595
Workday, Inc., Class A(a)		9,194	2,511,617
Xerox Holdings Corp.		2,807	63,550
Xilinx, Inc.		252	53,432
XPO Logistics, Inc.(a)		3,784	292,995
Zebra Technologies Corp., Class A(a)		79	47,021
Zoetis, Inc.		1,291	315,043
Zscaler, Inc.(a)		795	255,457

			286,633,317

Total Common Stocks — 97.4% (Cost: $395,989,685)			482,262,293

Preferred Securities

Preferred Stocks — 0.5%

Brazil — 0.2%
Azul SA, Preference Shares(a)		15,504	67,840
Banco Bradesco SA, Preference Shares		308,456	1,069,358
Braskem SA, Preference Shares, Class A(a)		2,889	30,532
Lojas Americanas SA, Preference Shares		13,932	14,675

			1,182,405

Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares		228	18,907
Fuchs Petrolub SE, Preference Shares		2,117	95,665
Henkel AG & Co. KGaA, Preference Shares		4,896	395,064
Sartorius AG, Preference Shares		1,037	701,365

			1,211,001

Total Preferred Securities — 0.5% (Cost: $2,441,015)			2,393,406

Total Long-Term Investments — 97.9% (Cost: $398,430,700)			484,655,699

Short-Term Securities

Money Market Funds — 2.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%(e)(f)		9,934,539	9,934,539
SL Liquidity Series, LLC, Money Market Series, 0.15%(e)(f)(g)		2,799,119	2,799,399

			12,733,938

	Par (000)

Time Deposits — 0.0%

Australia — 0.0%
Brown Brothers Harriman & Co., 0.01%, 01/05/22	NZD	2	1,293

Canada — 0.0%
Brown Brothers Harriman & Co., 0.01%, 01/01/22	CAD	24	19,283

Europe — 0.0%
BNP Paribas SA, (0.91%), 01/01/22	EUR	2	2,706

Hong Kong — 0.0%
Hongkong & Shanghai Banking Corp. Ltd., 0.01%, 01/03/22	HKD	119	15,276

18	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

South Africa — 0.0%
Brown Brothers Harriman & Co., 4.00%, 01/04/22	ZAR	45	$2,795

United Kingdom — 0.0%
Citibank NA, New York, 0.01%, 01/03/22	GBP	13	17,083

			58,436

Total Short-Term Securities — 2.6% (Cost: $12,792,414)			12,792,374

Total Investments — 100.5% (Cost: $411,223,114)			497,448,073

Liabilities in Excess of Other Assets — (0.5)%			(2,324,555)

Net Assets — 100.0%			$495,123,518

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$15,097,478	$—		$(5,162,939	)(a)	$—	$—	$9,934,539	9,934,539	$220		$—
SL Liquidity Series, LLC, Money Market Series	1,213,407	1,586,329	(a)	—		(291)	(46)	2,799,399	2,799,119	2,062	(b)	—

						$(291)	$(46)	$12,733,938		$2,282		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	22	03/18/22	$2,554	$54,796
MSCI Emerging Markets Index	19	03/18/22	1,165	8,540
S&P 500 E-Mini Index	24	03/18/22	5,710	83,274

				$146,610

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$146,610	$—	$—	$—	$146,610

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock Advantage Global Fund, Inc.

For the period ended December 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$592,969	$—	$—	$—	$592,969

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$145,573	$—	$—	$—	$145,573

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$9,208,047

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks

Argentina	$70,670	$—	$—	$70,670
Australia	—	2,152,279	—	2,152,279
Austria	—	282,654	—	282,654
Belgium	—	20,274	—	20,274
Brazil	183,264	983,508	—	1,166,772
Canada	22,745,403	—	—	22,745,403
China	2,665,111	15,279,408	—	17,944,519
Colombia	12,283	—	—	12,283
Czech Republic	133,005	—	—	133,005
Denmark	—	4,842,617	—	4,842,617
Finland	—	9,570,167	—	9,570,167
France	—	13,567,385	—	13,567,385
Germany	—	15,859,266	—	15,859,266
Greece	24,008	—	—	24,008
Hong Kong	—	3,196,685	—	3,196,685
Hungary	—	1,028,293	—	1,028,293
India	—	3,724,161	—	3,724,161
Ireland	6,034,026	2,917,733	—	8,951,759
Israel	846,353	1,778,939	—	2,625,292
Italy	—	745,633	—	745,633
Japan	—	18,834,081	—	18,834,081
Luxembourg	—	157,024	—	157,024
Malaysia	337,521	2,634,993	—	2,972,514
Mexico	328,693	—	—	328,693
Netherlands	118,043	11,568,243	—	11,686,286
New Zealand	—	248,836	—	248,836
Norway	—	5,050,166	—	5,050,166
Peru	757,120	—	—	757,120
Poland	—	18,264	—	18,264
Portugal	363,144	—	—	363,144
Russia	14,946	570,356	—	585,302
Saudi Arabia	178,073	1,865,082	—	2,043,155
Singapore	—	400,737	—	400,737

20	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock Advantage Global Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)

South Africa	$255,984	$1,519,741	$—	$1,775,725
South Korea	—	3,430,901	5,095	3,435,996
Spain	—	816,851	—	816,851
Sweden	940,333	6,095,914	—	7,036,247
Switzerland	—	4,409,658	—	4,409,658
Taiwan	—	11,680,017	—	11,680,017
Thailand	—	68,022	—	68,022
Turkey	470,660	277,131	—	747,791
United Kingdom	632,501	12,917,721	—	13,550,222
United States	286,633,317	—	—	286,633,317
Preferred Securities
Preferred Stocks	—	2,393,406	—	2,393,406

Short-Term Securities
Money Market Funds	9,934,539	—	—	9,934,539
Time Deposits	—	58,436	—	58,436

	$333,678,997	$160,964,582	$5,095	494,648,674

Investments Valued at NAV(a)				2,799,399

				$497,448,073

Derivative Financial Instruments(b)
Assets
Equity Contracts	$146,610	$—	$—	$146,610

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) December 31, 2021	BlackRock EuroFund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Belgium — 1.1%
Azelis Group NV(a)	49,392	$1,410,562

Denmark — 3.0%
DSV A/S	17,428	4,061,217

Finland — 4.5%
Kone OYJ, Class B	37,016	2,656,219
Metso Outotec OYJ	161,895	1,719,348
Neste OYJ	31,733	1,561,764

		5,937,331

France — 31.9%
BNP Paribas SA	67,721	4,682,300
Dassault Systemes SE	38,174	2,265,449
Eiffage SA	12,480	1,286,734
Kering SA	2,203	1,767,580
LVMH Moet Hennessy Louis Vuitton SE	12,085	9,987,450
Pernod Ricard SA	13,408	3,225,665
Safran SA	22,811	2,792,595
Sartorius Stedim Biotech	5,748	3,156,834
Schneider Electric SE	31,599	6,212,218
Soitec SA(a)	5,091	1,247,351
Teleperformance	7,835	3,502,840
Vinci SA	23,383	2,469,591

		42,596,607

Germany — 18.2%
Adidas AG	6,562	1,889,497
Allianz SE, Registered Shares	12,684	2,991,631
CTS Eventim AG & Co. KGaA(a)	23,200	1,695,756
Merck KGaA	14,154	3,641,216
MTU Aero Engines AG	11,729	2,381,501
Puma SE	15,110	1,845,297
Rational AG	1,720	1,759,153
Siemens AG, Registered Shares	34,403	5,958,695
Symrise AG	14,628	2,163,403

		24,326,149

Ireland — 1.6%
Kingspan Group PLC	17,887	2,133,650

Italy — 5.3%
Ferrari NV	8,857	2,279,844
FinecoBank Banca Fineco SpA	152,921	2,678,032
Moncler SpA	28,889	2,087,757

		7,045,633

Luxembourg — 0.9%
Majorel Group Luxembourg SA(a)	36,286	1,151,767

Netherlands — 21.4%
Adyen NV(a)(b)	1,138	2,987,250

Security	Shares		Value

Netherlands (continued)
ASM International NV		5,959	$2,630,406
ASML Holding NV		15,130	12,119,430
BE Semiconductor Industries NV		25,671	2,182,360
IMCD NV		18,680	4,128,338
QIAGEN NV(a)		30,953	1,716,361
Universal Music Group NV		98,705	2,784,667

			28,548,812

Portugal — 1.9%
EDP - Energias de Portugal SA		471,630	2,590,806

Switzerland — 3.9%
Sika AG, Registered Shares		5,143	2,137,519
STMicroelectronics NV		62,272	3,062,221

			5,199,740

United Kingdom — 5.3%
Allfunds Group PLC(a)		97,559	1,921,082
Linde PLC(a)		9,515	3,301,777
RELX PLC		54,864	1,791,140

			7,013,999

Total Long-Term Investments — 99.0% (Cost: $82,402,007)			132,016,273

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%(c)(d)		431,419	431,419

	Par (000)

Time Deposits — 0.7%

Europe — 0.7%
Brown Brothers Harriman & Co., (0.70%), 01/01/22	DKK	738	840,678

Total Short-Term Securities — 1.0% (Cost: $1,272,097)			1,272,097

Total Investments — 100.0% (Cost: $83,674,104)			133,288,370

Other Assets Less Liabilities — 0.0%			35,478

Net Assets — 100.0%			$133,323,848

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

22	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	BlackRock EuroFund

December 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$562,543	$—	$ (131,124)(a)	$—	$ —	$431,419	431,419	$(1)	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Belgium	$—	$1,410,562	$—	$1,410,562
Denmark	—	4,061,217	—	4,061,217
Finland	—	5,937,331	—	5,937,331
France	—	42,596,607	—	42,596,607
Germany	—	24,326,149	—	24,326,149
Ireland	—	2,133,650	—	2,133,650
Italy	—	7,045,633	—	7,045,633
Luxembourg	1,151,767	—	—	1,151,767
Netherlands	2,784,667	25,764,145	—	28,548,812
Portugal	—	2,590,806	—	2,590,806
Switzerland	—	5,199,740	—	5,199,740
United Kingdom	1,921,082	5,092,917	—	7,013,999
Short-Term Securities
Money Market Funds	431,419	—	—	431,419
Time Deposits	—	840,678	—	840,678

	$6,288,935	$126,999,435	$—	$133,288,370

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Statements of Assets and Liabilities (unaudited)

December 31, 2021

	BlackRock Advantage Global Fund, Inc.	BlackRock EuroFund

ASSETS
Investments, at value — unaffiliated(a)(b)	$484,714,135	$132,856,951
Investments, at value — affiliated(c)	12,733,938	431,419
Cash	6,476	60
Cash pledged for futures contracts	484,000	—
Foreign currency, at value(d)	47,732	253
Receivables:
Securities lending income — affiliated	1,217	—
Capital shares sold	115,070	39,636
Dividends — unaffiliated	681,632	193,591
Dividends — affiliated	38	2
Prepaid expenses	46,573	47,754

Total assets	498,830,811	133,569,666

LIABILITIES
Collateral on securities loaned	2,799,736	—
Payables:
Investments purchased	270	—
Accounting services fees	23,384	8,598
Capital shares redeemed	211,892	31,771
Custodian fees	176,941	1,699
Deferred foreign capital gain tax	66,608	—
Dividends on short sales	1,719	871
Investment advisory fees	188,324	76,329
Directors’ and Officer’s fees	2,834	2,712
Other accrued expenses	30,402	9,257
Other affiliate fees	786	156
Printing fees	15,962	12,781
Professional fees	15,359	42,975
Service and distribution fees	72,589	20,341
Transfer agent fees	75,925	38,328
Variation margin on futures contracts	24,562	—

Total liabilities	3,707,293	245,818

NET ASSETS	$495,123,518	$133,323,848

NET ASSETS CONSIST OF

Paid-in capital	$408,479,868	$103,743,023

Accumulated earnings	86,643,650	29,580,825

NET ASSETS	$495,123,518	$133,323,848

(a) Investments, at cost — unaffiliated	$398,489,137	$83,242,685
(b) Securities loaned, at value	$2,654,907	$—
(c) Investments, at cost — affiliated	$12,733,977	$431,419
(d) Foreign currency, at cost	$48,541	$253

24	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

December 31, 2021

	BlackRock Advantage Global Fund, Inc.	BlackRock EuroFund

NET ASSET VALUE

Institutional

Net assets	$98,207,261	$38,105,805

Shares outstanding	3,807,410	1,768,753

Net asset value	$25.79	$21.54

Shares authorized	100 million	Unlimited

Par value	$0.10	$0.10

Investor A

Net assets	$326,505,220	$91,160,600

Shares outstanding	13,497,672	4,323,876

Net asset value	$24.19	$21.08

Shares authorized	100 million	Unlimited

Par value	$0.10	$0.10

Investor C

Net assets	$5,911,575	$1,990,897

Shares outstanding	309,834	138,586

Net asset value	$19.08	$14.37

Shares authorized	100 million	Unlimited

Par value	$0.10	$0.10

Class K

Net assets	$61,014,467	$1,517,228

Shares outstanding	2,365,608	70,541

Net asset value	$25.79	$21.51

Shares authorized	2 billion	Unlimited

Par value	$0.10	$0.10

Class R

Net assets	$3,484,995	$549,318

Shares outstanding	163,647	35,211

Net asset value	$21.30	$15.60

Shares authorized	100 million	Unlimited

Par value	$0.10	$0.10

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Statements of Operations (unaudited)

Six Months Ended December 31, 2021

	BlackRock Advantage Global Fund, Inc.	BlackRock EuroFund

INVESTMENT INCOME
Dividends — unaffiliated	$4,630,274	$563,170
Dividends — affiliated	220	(1)
Securities lending income — affiliated — net	2,062	—
Foreign withholding tax claims	56,223	89,283
Foreign taxes withheld	(260,097)	(72,883)

Total investment income	4,428,682	579,569

EXPENSES
Investment advisory	2,093,667	531,651
Service and distribution — class specific	452,359	125,688
Transfer agent — class specific	315,302	79,414
Custodian	229,002	20,252
Professional	68,405	48,788
Registration	44,837	45,402
Accounting services	44,563	21,317
Directors and Officer	4,845	4,446
Miscellaneous	42,327	29,821

Total expenses	3,295,307	906,779
Less:
Fees waived and/or reimbursed by the Manager	(901,580)	(42,572)
Transfer agent fees waived and/or reimbursed — class specific	(206,631)	—

Total expenses after fees waived and/or reimbursed	2,187,096	864,207

Net investment income (loss)	2,241,586	(284,638)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	16,872,943	8,593,786
Investments — affiliated	(291)	—
Foreign currency transactions	(25,638)	124,368
Futures contracts	592,969	—

	17,439,983	8,718,154

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(a)	4,879,403	256,038
Investments — affiliated	(46)	—
Foreign currency translations	(6,414)	(12,190)
Futures contracts	145,573	—

	5,018,516	243,848

Net realized and unrealized gain	22,458,499	8,962,002

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,700,085	$8,677,364

(a) Net of reduction in deferred foreign capital gain tax of	$70,874	$—

See notes to financial statements.

26	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

		BlackRock Advantage Global Fund, Inc.	BlackRock EuroFund

	Six Months Ended 12/31/21	Year Ended	Six Months Ended 12/31/21	Year Ended
	(unaudited)	06/30/21	(unaudited)	06/30/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income (loss)	$2,241,586	$3,185,477	$(284,638)	$25,043

Net realized gain	17,439,983	81,888,204	8,718,154	7,193,178

Net change in unrealized appreciation (depreciation)	5,018,516	47,798,581	243,848	32,945,770

Net increase in net assets resulting from operations	24,700,085	132,872,262	8,677,364	40,163,991

DISTRIBUTIONS TO SHAREHOLDERS(a)

Institutional	(14,118,216)	(3,176,488)	—	—

Investor A	(50,223,238)	(11,106,083)	—	—

Investor C	(1,286,438)	(373,623)	—	—

Class K	(8,570,266)	(566,796)	—	—

Class R	(633,981)	(162,627)	—	—

Decrease in net assets resulting from distributions to shareholders	(74,832,139)	(15,385,617)	—	—

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	53,431,511	4,363,008	(48,406,817)	36,478,327

NET ASSETS

Total increase (decrease) in net assets	3,299,457	121,849,653	(39,729,453)	76,642,318

Beginning of period	491,824,061	369,974,408	173,053,301	96,410,983

End of period	$495,123,518	$491,824,061	$133,323,848	$173,053,301

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Global Fund, Inc.

	Institutional

	Six Months Ended 12/31/21		Year Ended June 30,

	(unaudited)		2021	2020	2019	2018	2017

Net asset value, beginning of period	$28.57		$21.48	$21.66	$21.63	$25.83	$21.85

Net investment income(a)	0.14		0.24	0.31	0.36	0.29	0.11
Net realized and unrealized gain (loss)	1.24		7.82	(0.06)	0.43	2.82	4.15

Net increase from investment operations	1.38		8.06	0.25	0.79	3.11	4.26

Distributions(b)

From net investment income		(0.33)	(0.35)	(0.43)	(0.32)	(0.37)	(0.28)
From net realized gain		(3.83)	(0.62)	—	(0.44)	(6.94)	—

Total distributions		(4.16)	(0.97)	(0.43)	(0.76)	(7.31)	(0.28)

Net asset value, end of period	$25.79		$28.57	$21.48	$21.66	$21.63	$25.83

Total Return(c)
Based on net asset value	5.26	%(d)	38.23%	1.08%	4.03%	12.43%	19.60%

Ratios to Average Net Assets(e)
Total expenses	1.12	%(f)	1.19%	1.15%	1.14%	1.16%	1.17%

Total expenses after fees waived and/or reimbursed	0.71	%(f)	0.71%	0.71%	0.72%	0.88%	1.13%

Net investment income	1.09	%(f)	0.96%	1.46%	1.72%	1.20%	0.47%

Supplemental Data
Net assets, end of period (000)	$98,207		$95,405	$75,805	$87,759	$114,870	$258,047

Portfolio turnover rate		77%	311%	182%	137%	189%	59%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

28	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Global Fund, Inc. (continued)

	Investor A

	Six Months Ended 12/31/21		Year Ended June 30,

	(unaudited)		20 21	2020	2019	2018	2017

Net asset value, beginning of period	$27.02		$20.36	$20.55	$20.56	$24.85	$21.00

Net investment income(a)	0.10		0.17	0.24	0.30	0.25	0.01
Net realized and unrealized gain (loss)	1.17		7.41	(0.05)	0.40	2.67	3.99

Net increase from investment operations	1.27		7.58	0.19	0.70	2.92	4.00

Distributions(b)

From net investment income		(0.27)	(0.30)	(0.38)	(0.27)	(0.27)	(0.15)
From net realized gain		(3.83)	(0.62)	—	(0.44)	(6.94)	—

Total distributions		(4.10)	(0.92)	(0.38)	(0.71)	(7.21)	(0.15)

Net asset value, end of period	$24.19		$27.02	$20.36	$20.55	$20.56	$24.85

Total Return(c)
Based on net asset value	5.13	%(d)	37.91%	0.84%	3.77%	12.10%	19.10%

Ratios to Average Net Assets(e)
Total expenses	1.43	%(f)	1.51%	1.46%	1.46%	1.53%	1.54%

Total expenses after fees waived and/or reimbursed	0.96	%(f)	0.96%	0.96%	0.97%	1.16%	1.50%

Net investment income	0.84	%(f)	0.71%	1.21%	1.48%	1.06%	0.06%

Supplemental Data
Net assets, end of period (000)	$326,505		$327,701	$242,123	$289,752	$324,978	$395,690

Portfolio turnover rate		77%	311%	182%	137%	189%	59%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	29

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Global Fund, Inc. (continued)

	Investor C

	Six Months Ended 12/31/21		Year Ended June 30,

	(unaudited)		2021	2020	2019	2018	2017

Net asset value, beginning of period	$22.06		$16.58	$16.79	$16.87	$21.45	$18.15

Net investment income (loss)(a)	0.01		(0.01)	0.08	0.11	0.04	(0.16)
Net realized and unrealized gain (loss)	0.92		6.04	(0.05)	0.34	2.31	3.46

Net increase from investment operations	0.93		6.03	0.03	0.45	2.35	3.30

Distributions(b)
From net investment income		(0.14)	—	(0.24)	(0.09)	—	—
From net realized gain		(3.77)	(0.55)	—	(0.44)	(6.93)	—

Total distributions		(3.91)	(0.55)	(0.24)	(0.53)	(6.93)	—

Net asset value, end of period	$19.08		$22.06	$16.58	$16.79	$16.87	$21.45

Total Return(c)
Based on net asset value	4.71	%(d)	36.88%	0.11%	2.99%	11.23%	18.18%

Ratios to Average Net Assets(e)
Total expenses	2.25	%(f)	2.42%	2.32%	2.28%	2.34%	2.32%

Total expenses after fees waived and/or reimbursed	1.71	%(f)	1.71%	1.71%	1.72%	1.95%	2.29%

Net investment income (loss)	0.10	%(f)	(0.06)%	0.46%	0.65%	0.23%	(0.81)%

Supplemental Data
Net assets, end of period (000)	$5,912		$7,922	$35,626	$52,125	$90,299	$135,507

Portfolio turnover rate		77%	311%	182%	137%	189%	59%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

30	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Global Fund, Inc. (continued)

	Class K
	Six Months Ended					Period from
	12/31/21		Year Ended June 30,			01/25/18	(a)

	(unaudited)		2021	2020	2019	to 06/30/18

Net asset value, beginning of period	$28.58		$21.48	$21.66	$21.63	$23.12

Net investment income(b)	0.15		0.27	0.32	0.41	0.29
Net realized and unrealized gain (loss)	1.24		7.81	(0.06)	0.39		(1.78)

Net increase (decrease) from investment operations	1.39		8.08	0.26	0.80		(1.49)

Distributions(c)
From net investment income		(0.35)	(0.36)	(0.44)	(0.33)	—
From net realized gain		(3.83)	(0.62)	—	(0.44)	—

Total distributions		(4.18)	(0.98)	(0.44)	(0.77)	—

Net asset value, end of period	$25.79		$28.58	$21.48	$21.66	$21.63

Total Return(d)
Based on net asset value	5.27	%(e)	38.34%	1.13%	4.09%	(6.44	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.03	%(g)	1.13%	1.09%	1.03%	1.07	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.66	%(g)	0.66%	0.66%	0.66%	0.66	%(g)

Net investment income	1.13	%(g)	1.04%	1.53%	1.98%	3.09	%(g)

Supplemental Data
Net assets, end of period (000)	$61,014		$56,800	$12,108	$10,625	$4,616

Portfolio turnover rate		77%	311%	182%	137%		189%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.07%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Global Fund, Inc. (continued)

	Class R

	Six Months Ended 12/31/21		Year Ended June 30,

	(unaudited)		2021	2020	2019	2018	2017

Net asset value, beginning of period	$24.24		$18.33	$18.52	$18.60	$23.07	$19.48

Net investment income (loss)(a)	0.07		0.10	0.18	0.21	0.17	(0.07)
Net realized and unrealized gain (loss)	1.03		6.65	(0.06)	0.37	2.47	3.70

Net increase from investment operations	1.10		6.75	0.12	0.58	2.64	3.63

Distributions(b)

From net investment income		(0.21)	(0.22)	(0.31)	(0.22)	(0.17)	(0.04)
From net realized gain		(3.83)	(0.62)	—	(0.44)	(6.94)	—

Total distributions		(4.04)	(0.84)	(0.31)	(0.66)	(7.11)	(0.04)

Net asset value, end of period	$21.30		$24.24	$18.33	$18.52	$18.60	$23.07

Total Return(c)
Based on net asset value	5.02	%(d)	37.52%	0.58%	3.52%	11.79%	18.67%

Ratios to Average Net Assets(e)
Total expenses	1.87	%(f)	1.79%	1.77%	1.79%	1.87%	1.92%

Total expenses after fees waived and/or reimbursed	1.21	%(f)	1.21%	1.21%	1.22%	1.43%	1.88%

Net investment income (loss)	0.59	%(f)	0.45%	0.98%	1.18%	0.80%	(0.33)%

Supplemental Data
Net assets, end of period (000)	$3,485		$3,996	$4,313	$10,407	$16,716	$19,642

Portfolio turnover rate		77%	311%	182%	137%	189%	59%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

32	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock EuroFund

	Institutional

	Six Months Ended 12/31/21		Year Ended June 30,

	(unaudited)		2021	2020	2019	2018	2017

Net asset value, beginning of period	$20.34		$14.31	$14.40	$15.06	$14.78	$13.25

Net investment income (loss)(a)		(0.02)	0.03	0.02	0.13	0.13	0.16	(b)
Net realized and unrealized gain (loss)	1.22		6.00	(0.04)	(0.45)	0.33	1.67

Net increase (decrease) from investment operations	1.20		6.03	(0.02)	(0.32)	0.46	1.83

Distributions from net investment income(c)	—		—	(0.07)	(0.34)	(0.18)	(0.30)

Net asset value, end of period	$21.54		$20.34	$14.31	$14.40	$15.06	$14.78

Total Return(d)

Based on net asset value	5.90	%(e)	42.14%	(0.17)%	(1.77)%	3.12%	14.14%

Ratios to Average Net Assets(f)
Total expenses	1.11	%(g)	1.18%	1.24%	1.23%	1.11%	1.10%

Total expenses after fees waived and/or reimbursed	1.05	%(g)	1.12%	1.18%	1.17%	1.08%	1.10%

Net investment income (loss)	(0.19	)%(g)	0.19%	0.14%	0.92%	0.87%	1.19	%(b)

Supplemental Data
Net assets, end of period (000)	$38,106		$81,809	$26,476	$33,178	$43,686	$146,685

Portfolio turnover rate		22%	26%	39%	153%	98%	93%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include $0.01 per share and 0.10%, respectively, resulting from a special dividend.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock EuroFund (continued)

	Investor A

	Six Months Ended 12/31/21		Year Ended June 30,

	(unaudited)		2021	2020		2019	2018	2017

Net asset value, beginning of period	$19.93		$14.05	$14.11		$14.78	$14.49	$12.98

Net investment income (loss)(a)		(0.05)	(0.01)	(0.00	)(b)	0.08	0.18	0.13	(c)
Net realized and unrealized gain (loss)	1.20		5.89	(0.04)		(0.44)	0.26	1.64

Net increase (decrease) from investment operations	1.15		5.88	(0.04)		(0.36)	0.44	1.77

Distributions from net investment income(d)	—		—	(0.02)		(0.31)	(0.15)	(0.26)

Net asset value, end of period	$21.08		$19.93	$14.05		$14.11	$14.78	$14.49

Total Return(e)

Based on net asset value	5.77	%(f)	41.85%	(0.30)%		(2.08)%	3.02%	13.92%

Ratios to Average Net Assets(g)
Total expenses	1.35	%(h)	1.39%	1.40%		1.45%	1.31%	1.32%

Total expenses after fees waived and/or reimbursed	1.29	%(h)	1.33%	1.34%		1.39%	1.28%	1.32%

Net investment income (loss)	(0.49	)%(h)	(0.03)%	(0.01)%		0.56%	1.19%	0.97	%(c)

Supplemental Data
Net assets, end of period (000)	$91,161		$87,462	$65,887		$78,418	$149,540	$165,427

Portfolio turnover rate		22%	26%	39%		153%	98%	93%

(a)	Based on average shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Net investment income per share and the ratio of net investment income to average net assets include $0.01 per share and 0.10%, respectively, resulting from a special dividend.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

34	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock EuroFund (continued)

	Investor C

	Six Months Ended 12/31/21		Year Ended June 30,

	(unaudited)		2021	2020	2019	2018	2017

Net asset value, beginning of period	$13.63		$9.68	$9.79	$10.36	$10.16	$9.17

Net investment income (loss)(a)		(0.09)	(0.10)	(0.08)	(0.02)	0.05	0.01	(b)
Net realized and unrealized gain (loss)	0.83		4.05	(0.03)	(0.31)	0.18	1.15

Net increase (decrease) from investment operations	0.74		3.95	(0.11)	(0.33)	0.23	1.16

Distributions from net investment income(c)	—		—	—	(0.24)	(0.03)	(0.17)

Net asset value, end of period	$14.37		$13.63	$9.68	$9.79	$10.36	$10.16

Total Return(d)
Based on net asset value	5.43	%(e)	40.81%	(1.12)%	(2.82)%	2.27%	12.94%

Ratios to Average Net Assets(f)
Total expenses	2.13	%(g)	2.17%	2.19%	2.20%	2.08%	2.13%

Total expenses after fees waived and/or reimbursed	2.07	%(g)	2.11%	2.13%	2.14%	2.04%	2.13%

Net investment income (loss)	(1.25	)%(g)	(0.86)%	(0.85)%	(0.17)%	0.43%	0.14	%(b)

Supplemental Data
Net assets, end of period (000)	$1,991		$2,451	$3,088	$4,179	$7,533	$8,038

Portfolio turnover rate		22%	26%	39%	153%	98%	93%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include $0.01 per share and 0.10%, respectively, resulting from a special dividend.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock EuroFund (continued)

	Class K

	Six Months Ended					Period from
	12/31/21		Year Ended June 30,			01/25/18	(a)

	(unaudited)		2021	2020	2019	to 06/30/18

Net asset value, beginning of period	$20.30		$14.26	$14.34	$15.08	$16.57

Net investment income (loss)(b)		(0.02)	0.06	0.03	0.14	0.26
Net realized and unrealized gain (loss)	1.23		5.98	(0.02)	(0.46)		(1.75)

Net increase (decrease) from investment operations	1.21		6.04	0.01	(0.32)		(1.49)

Distributions from net investment income(c)	—		—	(0.09)	(0.42)	—

Net asset value, end of period	$21.51		$20.30	$14.26	$14.34	$15.08

Total Return(d)
Based on net asset value	5.96	%(e)	42.36%	0.03%	(1.70)%	(8.99	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.01	%(g)	1.04%	1.06%	1.11%	0.98	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.95	%(g)	0.98%	1.00%	1.05%	0.95	%(g)

Net investment income (loss)	(0.16	)%(g)	0.34%	0.18%	1.00%	3.86	%(g)

Supplemental Data
Net assets, end of period (000)	$1,517		$860	$601	$710	$1,005

Portfolio turnover rate		22%	26%	39%	153%		98%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.99%.

See notes to financial statements.

36	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock EuroFund (continued)

	Class R

	Six Months Ended 12/31/21		Year Ended June 30,

	(unaudited)		2021	2020	2019	2018	2017

Net asset value, beginning of period	$14.79		$10.46	$10.54	$11.14	$10.96	$9.89

Net investment income (loss)(a)		(0.08)	(0.04)	(0.04)	(0.01)	0.09	0.05	(b)
Net realized and unrealized gain (loss)	0.89		4.37	(0.04)	(0.33)	0.18	1.24

Net increase (decrease) from investment operations	0.81		4.33	(0.08)	(0.34)	0.27	1.29

Distributions from net investment income(c)	—		—	—	(0.26)	(0.09)	(0.22)

Net asset value, end of period	$15.60		$14.79	$10.46	$10.54	$11.14	$10.96

Total Return(d)
Based on net asset value	5.48	%(e)	41.40%	(0.76)%	(2.66)%	2.46%	13.42%

Ratios to Average Net Assets(f)
Total expenses	1.87	%(g)	1.73%	1.87%	2.07%	1.81%	1.83%

Total expenses after fees waived and/or reimbursed	1.81	%(g)	1.67%	1.81%	2.01%	1.77%	1.83%

Net investment income (loss)	(1.01	)%(g)	(0.32)%	(0.42)%	(0.07)%	0.76%	0.54	%(b)

Supplemental Data
Net assets, end of period (000)	$549		$471	$359	$363	$786	$1,017

Portfolio turnover rate		22%	26%	39%	153%	98%	93%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include $0.01 per share and 0.10%, respectively, resulting from a special dividend.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Advantage Global Fund, Inc., (the “Corporation”) and BlackRock EuroFund (the “Trust”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. BlackRock Advantage Global Fund, Inc. is organized as a Maryland corporation. BlackRock EuroFund is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification

BlackRock Advantage Global Fund, Inc.	Advantage Global	Diversified
BlackRock EuroFund	EuroFund	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Board of Trustees of the Trust and the Board of Directors of the Corporation are collectively referred to throughout this report as the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Directors.”

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2021, if any, are disclosed in the Statements of Assets and Liabilities.

38	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

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Notes to Financial Statements (unaudited) (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third-Party Pricing Services

Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of December 31, 2021, certain investments of Advantage Global were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value

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Notes to Financial Statements (unaudited) (continued)

of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received at Fair Value	Net Amount

Advantage Global
BofA Securities, Inc.	$973,639	$(973,639)	$—	$—
Citigroup Global Markets, Inc.	92,580	(92,580)	—	—
Deutsche Bank Securities, Inc.	862,982	(862,982)	—	—
J.P. Morgan Securities LLC	725,706	(725,706)	—	—

	$2,654,907	$(2,654,907)	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

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Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

	Investment Advisory Fees

Average Daily Net Assets	Advantage Global	EuroFund

First $1 billion	0.85%	0.75%
$1 billion — $3 billion	0.80	0.71
$3 billion — $5 billion	0.77	0.68
$5 billion — $10 billion	0.74	0.65
Greater than $10 billion	0.72	0.64

With respect to EuroFund, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by EuroFund to the Manager.

Service and Distribution Fees: The Funds entered into a Distribution Agreement and Distribution and Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

Share Class	Service Fees	Distribution Fees

Investor A	0.25%	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended December 31, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor C	Class R	Total

Advantage Global	$409,192	$33,797	$9,370	$452,359
EuroFund	113,310	11,048	1,330	125,688

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended December 31, 2021, the Funds did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended December 31, 2021, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

Advantage Global	$368	$4,354	$982	$18	$25	$ 5,747
EuroFund	1,042	2,024	172	6	18	3,262

For the six months ended December 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

Advantage Global	$47,712	$253,093	$7,431	$605	$6,461	$ 315,302
EuroFund	29,427	47,387	1,496	92	1,012	79,414

Other Fees: For the six months ended December 31, 2021, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Investor A

Advantage Global	$ 676
EuroFund	208

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Notes to Financial Statements (unaudited) (continued)

For the six months ended December 31, 2021, affiliates received CDSCs as follows:

Fund Name	Investor A	Investor C

Advantage Global	$—	$28

EuroFund	700	—

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended December 31, 2021, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager

Advantage Global	$1,160

EuroFund	40

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended December 31, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

With respect to EuroFund, the Manager voluntarily agreed to waive a portion of its investment advisory fees equal to the annual rate of 0.06% of the Fund’s average daily net assets. The voluntary waiver may be reduced or discontinued at any time. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. During the six months ended December 31, 2021, the Manager waived $42,532 pursuant to this agreement.

With respect to Advantage Global, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R

Advantage Global	0.71%	0.96%	1.71%	0.66%	1.21%

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of Advantage Global. For the six months ended December 31, 2021, the Manager waived and/or reimbursed $900,420 which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

These amounts waived and/or reimbursed are included in transfer agent fees waived and/or reimbursed — class specific in the Statements of Operations. For the six months ended December 31, 2021, class specific expense waivers and/or reimbursements are as follows:

	Transfer Agent Fees Waived and/or Reimbursed - Class Specific

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

Advantage Global	$23,507	$171,253	$5,742	$605	$5,524	$206,631

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an

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Notes to Financial Statements (unaudited) (continued)

amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended December 31, 2021, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts

Advantage Global	$360

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. EuroFund is currently permitted to borrow under the Interfund Lending Program. Advantage Global is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended December 31, 2021, the Funds did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended December 31, 2021, purchases and sales of investments, excluding short-term investments, were as follows:

Fund Name	Purchases	Sales

Advantage Global	$364,700,443	$378,146,432

EuroFund	30,099,017	75,778,205

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of June 30, 2021, the EuroFund had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

EuroFund

Non-expiring capital loss carryforwards	$27,181,381

As of December 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Advantage Global	$415,836,901	$95,797,956	$(14,040,174)	$81,757,782

EuroFund	84,879,298	50,243,708	(1,834,636)	48,409,072

9.	BANK BORROWINGS

The Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other

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Notes to Financial Statements (unaudited) (continued)

limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate (“LIBOR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended December 31, 2021, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (unaudited) (continued)

as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 12/31/21		Year Ended 06/30/21

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Advantage Global
Institutional
Shares sold	221,449	$5,757,931	353,005	$8,961,654
Shares issued in reinvestment of distributions	523,855	13,448,762	122,734	3,013,121
Shares redeemed	(276,819)	(7,224,489)	(666,077)	(16,543,928)

	468,485	$11,982,204	(190,338)	$(4,569,153)

Investor A
Shares sold and automatic conversion of shares	188,932	$4,702,072	1,602,254	$35,969,989
Shares issued in reinvestment of distributions	1,904,545	45,920,653	434,436	10,100,634
Shares redeemed	(724,181)	(17,847,151)	(1,800,248)	(42,539,915)

	1,369,296	$32,775,574	236,442	$3,530,708

Investor C
Shares sold	2,407	$47,085	20,365	$401,104
Shares issued in reinvestment of distributions	66,995	1,282,263	19,276	367,401
Shares redeemed and automatic conversion of shares	(118,744)	(2,359,924)	(1,829,663)	(33,139,792)

	(49,342)	$(1,030,576)	(1,790,022)	$(32,371,287)

Class K
Shares sold	327,678	$8,497,211	1,547,022	$42,438,784
Shares issued in reinvestment of distributions	333,878	8,570,267	23,087	566,795
Shares redeemed	(283,430)	(7,309,807)	(146,256)	(3,754,533)

	378,126	$9,757,671	1,423,853	$39,251,046

Class R
Shares sold	12,672	$273,995	35,430	$758,871
Shares issued in reinvestment of distributions	29,767	633,880	7,784	162,607
Shares redeemed	(43,648)	(961,237)	(113,713)	(2,399,784)

	(1,209)	$(53,362)	(70,499)	$(1,478,306)

	2,165,356	$53,431,511	(390,564)	$4,363,008

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 12/31/21		Year Ended 06/30/21

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

EuroFund
Institutional
Shares sold	60,814	$1,288,098	2,405,942	$47,228,958
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(2,313,686)	(48,437,657)	(234,616)	(4,179,416)

	(2,252,872)	$(47,149,559)	2,171,326	$43,049,542

Investor A
Shares sold and automatic conversion of shares	145,011	$2,985,832	266,022	$4,557,168
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(209,375)	(4,317,197)	(568,313)	(9,533,418)

	(64,364)	$(1,331,365)	(302,291)	$(4,976,250)

Investor C
Shares sold	13,666	$195,185	22,480	$275,997
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed and automatic conversion of shares	(54,860)	(766,717)	(161,601)	(1,858,944)

	(41,194)	$(571,532)	(139,121)	$(1,582,947)

Class K
Shares sold	34,272	$722,684	8,761	$160,552
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(6,090)	(128,209)	(8,545)	(149,452)

	28,182	$594,475	216	$11,100

Class R
Shares sold	3,840	$58,589	4,460	$56,788
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(490)	(7,425)	(6,936)	(79,906)

	3,350	$51,164	(2,476)	$(23,118)

	(2,326,898)	$(48,406,817)	1,727,654	$36,478,327

As of December 31, 2021, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 12,070 Class K Shares of EuroFund.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Advantage Global Fund, Inc. and BlackRock EuroFund (the “Funds”) have adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage each Funds’ liquidity risk.

The Board of Directors (the “Board”) of the Funds, on behalf of the Funds, met on November 9-10, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes (such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

48	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	49

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Adviser

BlackRock International Limited(a)

Edinburgh, EH3 8BL

United Kingdom

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02111

Custodian

Brown Brothers Harriman & Co.

Boston, MA 02109

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

(a)	For BlackRock EuroFund.

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

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Glossary of Terms Used in this Report

Currency Abbreviation

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

NZD	New Zealand Dollar

ZAR	South African Rand

Portfolio Abbreviation

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SCA	Societe en Commandite par Actions

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	51

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

EGSC-12/21-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment

Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

2

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Advantage Global Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Advantage Global Fund, Inc.

Date: February 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Advantage Global Fund, Inc.

Date: February 23, 2022

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Advantage Global Fund, Inc.

Date: February 23, 2022

4